Agreements and Transactions of Related Parties (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 quantity sqft property tenant	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Management Fees Revenue	$ 15,602,000	$ 19,820,000	$ 66,808,000	$ 76,246,000	$ 76,621,000
Reimbursed costs from affiliates	18,737,000	17,719,000	64,829,000	60,023,000	47,534,000
Incentive Termination And Subordinated Disposition Revenues			52,515,000
Structuring revenue	7,638,000	15,945,000	46,831,000	44,525,000	23,273,000
Wholesaling revenue	3,787,000	3,280,000	11,664,000	11,096,000	7,691,000
Distributions of available cash	6,974,000	1,815,000	15,535,000	4,468,000	2,160,000
Deferred Revenue Recognized	2,123,000	0	5,662,000	0	0
Revenue earned and cash received from REITs	54,861,000	58,579,000	263,844,000	196,358,000	157,279,000
Asset Management Fees [Abstract]
Asset management revenue is calculated as a percent of total average invested assets	1.00%		1.00%
Performance revenue is calculated as a percent of total average invested assets	0.50%		0.50%
Asset management revenue is calculated as a percent of average market value of real estate assets	0.50%		0.50%
Asset management revenue is calculated as a percent of average equity value of securities	1.75%		1.75%
Asset management revenue is calculated as a percent of average lodging-related assets	0.50%		0.50%
Asset management revenue receivable in shares, percent	50.00%		80.00%
Asset management revenue receivable in cash, percent	50.00%		20.00%
Other Distributions Of Cash Received	10.00%		10.00%
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Wholesaling Revenue Per Share Sold			$ 0.15
Limit on underwriting compensation prescribed by Financial Industry Regulatory Authority, Inc.			10.00%
Termination And Disposition Revenue [abstract]
Percentage of disposition revenue			3.00%
Percentage of incentive revenue			15.00%
Structuring Revenue [Abstract]
Acquisition revenue as a percent of total cost of all investments made by each CPA REIT	4.50%		4.50%
Percent of structuring revenue paid on completion of transaction	2.50%		2.50%
Percent of structuring revenue paid in annual installments	2.00%		2.00%
Initial acquisition revenue percentage	2.50%
Maximum Percentage Of Revenue Earned On Initial Acquisition	6.00%
Loan Refinancing Revenue Percent			1.00%
Unpaid Transaction Fee Interest Rate Minimum	5.00%		5.00%
Unpaid Transaction Fee Interest Rate Maximum	7.00%		7.00%
Deferred acquisition fees receivable	24,604,000		29,410,000	31,419,000
Interest Earned On Unpaid Deferred Acquisition Fees	482,000	332,000	1,332,000	1,136,000	1,534,000
Joint Ventures Ownership Percentage					60.00%
CPA 14 And 16 Merger [Abstract]
Purchase price of remaining interests in a joint venture			31,800,000
Assumption of debt arising from acquisition			87,600,000
Shareholder Cash Option Arising From Merger			$ 11.5
Shareholder Share Option Available From Merger			1.1932
Base Net Asset Value Of Shares Received By Reit Shareholders			$ 10.5
Merger Consideration			954,500,000
Merger Consideration Liquidating Amount			444,000,000
Shares Issued to Liquidating Shareholders			57,365,145
Fair Value Of Shares Issued			510,500,000
Shares Received In Exchange From Liquidating Shareholders			48,076,723
Special Per Share Cash Distribution To Liquidating Shareholders			$ 1
Value Of Special Cash Distribution			90,400,000
Senior Credit Facility			320,000,000
Additional Shares Purchased			13,750,000
Value Of Additional Shares Purchased			121,000,000
Amount drawn down on senior credit facility			121,400,000
Termination Revenue Received In Shares Exchanged			3,242,089
Cash Received From Special Cash Distribution			11,100,000
Shares Received From REIT Arising From Merger			13,260,091
Capital Interest Of Managing Members			99.985%
Special Interest			0.015%
Reduced Asset Management Fee Percentage			0.50%
Previous Asset Management Fee Percentage			1.00%
Former Subordinated Incentive And Termination Fee Percentage			15.00%
Final Distribution Percentage			15.00%
Return On Managing Members Invested Capital Base			100.00%
Managing Members Priority Return			6.00%
Amortization Of Basis Differential Of Special Interest			600,000
Shares Received As Termination Revenue			2,717,138
Deferred revenue eliminated			6,000,000
Ownership interest in another reit			17.50%
Contract Termination Fee			28,300,000
Payment For Special Interest			300,000
Termination Revenue			31,200,000
Subordinated Disposition Revenue			21,300,000
Other Distributions Of Cash Received	10.00%		10.00%
Other Transactions With Affiliates [Abstract]
Average estimated minimum lease payments on the office lease	3,000,000
Income from noncontrolling interest partners	727,000	644,000	2,542,000	2,372,000	2,374,000
Deferred Rent Due To Affiliates	776,000		798,000	854,000
Average Estimated Minimum Lease Payments Of Limited Partnership			3,000,000
Special Loan To REIT			4,000,000
Interest Rate Of Special Loan To REIT			2.50%
Special Loan To Related Party REIT			90,000,000
Interest Rate Of Special Loan To Related Party REIT			1.15%
Loan To Affiliate		90,000,000	2,000,000
Interest Rate On Loan To Affiliate		1.15%	0.90%
Repayment Of Loan To Affiliate Current Quarter			1,000,000
Repayment Of Loan From Affiliate Subsequent Quarter			1,000,000
Interest Income From Affiliates		200,000	200,000
Joint Ventures Ownership Percentage Maximum	95.00%
Joint Ventures Ownership Percentage Minimum	5.00%
Proposed Merger [Abstract]
Shareholder Cash Option Arising From Proposed Merger	$ 1.25		$ 1.25
Shareholder Share Option Available From Proposed Merger	0.2326		0.2326
Number Of Properties In Proposed Merger	313		315
Number Of Tenants In Proposed Merger	76
Number Of Square Foot In Proposed Merger	28,000,000
Occupancy Rate In Proposed Merger	99.00%
Weighted Average Remaining Life Of Properties In Proposed Merger	10.1		10.4
Base Rent Of Properties In Proposed Merger	226,800,000		223,000,000
Number of Variable Rate Debt Assumed	8		7
Number Of Fixed Rate Debt Assumed	72		74
Credit Facility For Proposed Merger			175,000,000
Fair Value Of Debt Assumed In Proposed Merger		1,200,000,000	1,200,000,000
Weighted Average Interest Rate Of Debt Assumed	5.70%		5.70%
Revenue Earned From Proposed Merger Entity	6,300,000		26,000,000
Equity Earnings From Proposed Merger Entity	1,100,000		3,400,000
Per Share Market Price To Liquidating Shareholders	$ 45.07		$ 45.07
Net Asset Value Of Per Share Received By Liquidating Shareholders	$ 11.73		$ 11.73
Proposed Merger Consideration Liquidating Amount	151,800,000		151,800,000
Shares Issued To Proposed Merger Liquidating Shareholders	28,241,000		28,241,000
Shares Outstanding From Proposed Merger Entity	131,566,206		131,566,206
Shares Owned By Parent	10,153,074		10,153,074
CPA 17 [Member]
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Selling Commission Per Share Sold	$ 0.65		$ 0.65
Wholesaling Revenue Per Share Sold	$ 0.15		$ 0.15
Structuring Revenue [Abstract]
Maximum Percentage Of Revenue Earned On Initial Acquisition			1.75%
Minimum Percentage Of Revenue Earned On Initial Acquisition			0.00%
CWI [Member]
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Selling Commission Per Share Sold	$ 0.7		$ 0.7
Minimum Offering Amount	10,000,000		10,000,000
Maximum percent of offering proceeds	2.00%		2.00%
Organization and offering costs incurred	5,100,000		5,100,000
Offering costs, obligation to reimburse	1,200,000		900,000
Offering Costs Reimbursed	$ 300,000
Structuring Revenue [Abstract]
Initial acquisition revenue percentage			2.50%
Maximum Percentage Of Revenue Earned On Acquisition			6.00%
Minimum [Member]
Structuring Revenue [Abstract]
Joint Ventures Ownership Percentage			5.00%
Maximum [Member]
Structuring Revenue [Abstract]
Joint Ventures Ownership Percentage			95.00%